Other Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged
Assets pledged

(in thousands of $)	June 30, 2024	December 31, 2023
Book value of vessels secured against loans (1)	1,126,078	1,075,018
(1) This excludes the FLNG Gimi which is classified as “Assets under development” (note 14) and secured against its specific debt facility (note 17).